Income Taxes, Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 4,826	$ 6,996
Additions:
For tax positions related to the current year	441	52
For tax positions related to prior years	259	263
Reductions:
For tax positions related to prior years	(124)	(1,820)
Lapse of statute of limitations	(164)	(3)
Settlements with tax authorities	(20)	(662)
Balance at end of year	5,218	4,826
Unrecognized tax benefits	5,218	4,826
Unrecognized tax benefits that would impact effective tax rate	3,700
Unrecognized tax benefits related to income tax positions on temporary differences	1,500
Accrued interest and penalties	914	951
Recognized interest and penalties expense (benefit), net of tax	$ (33)	$ 10